Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
The Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	128,499	994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,531 million, “Current portion of long-term debt” totaling ¥25,143 million and “Long-term debt” totaling ¥84,838 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥285,632 million.

	2012
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥250,824 million.